Finance costs (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Overdraft	R (2,723)	R (2,324)	R (2,259)
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 13)	0	0	(3,222)
Other long-term loans	0	0	(50)
Decommissioning provision (note 19)	(44)	(213)	0
Capitalized lease liability (note 20)	(2,214)
Significant financing activity	(4,920)
Recurring commission liability	(802)
Other	(197)	(1,410)	(146)
Finance costs before net foreign exchange losses	(10,900)	(3,947)	(5,677)
Net foreign exchange losses	0	(5,073)	0
Finance costs	R (10,900)	R (9,020)	R (5,677)